Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
One of the key principles by which we govern our executive compensat
i
on program is to support a strong performance culture through short-term and long-term variable compensation. In 2022, performance-based compensation represented 83% or more of each of our named executive officers’ target total direct compensation. As a result of this weighting toward variable, performance-based compensation, the financial performance of the Company, including stock performance, plays an integral role in deter min
ing the compensation actually paid to each of our named executive officers each year.

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Value of Initial Fixed $100 Investment Based on :		Net Income (h)	Adjusted EPS Growth as Further Adjusted for Executive Compensation Purposes (4) (i)
					Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3) (g)
2022	30,924,435	23,167,779	8,088,411	6,256,275	156	135	3,050.0	14.6%
2021	21,519,703	89,772,223	6,997,689	21,130,889	161	152	3,143.0	20.5%
2020	19,695,980	19,045,490	6,256,705	6,260,750	107	118	2,016.0	7.5%

(1)
In 2020, 2021 and 2022, Dan Glaser was our Principal Executive Officer. Our other NEOs consisted of (i) for 2020 and 2021: Mark C. McGivney, John Q. Doyle, Peter C. Hearn and Martine Ferland; and (ii) for 2022: Mark C. McGivney, John Q. Doyle, Martin South and Martine Ferland.

(2)
Represe
n
ts the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO
NEOs.

PEO
Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted D uring Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO SCT Total (b)	PEO Compensation Actually Paid
2022	30,924,435	(21,613,490)	0	13,856,834	23,167,779
2021	21,519,703	(12,778,669)	0	81,031,189	89,772,223
2020	19,695,980	(11,927,984)	(394,740)	11,672,235	19,045,490

Average Non-PEO NEOs
Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted D uring Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO SCT Total (b)	Average Non-PEO Compensation Actually Paid
2022	8,088,411	(3,308,939)	0	1,476,802	6,256,275
2021	6,997,689	(2,709,151)	(641)	16,842,992	21,130,889
2020	6,256,705	(2,541,224)	(53,245)	2,598,514	6,260,750

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation
S-K.
The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO
NEOs, for fiscal years 2020, 2021 and 2022. We did not report a service cost or prior service cost for the Company’s pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2022	23,997,969	(38,016,232)	27,462,921	412,176	13,856,834
2021	38,469,858	25,484,101	16,789,718	287,512	81,031,189
2020	10,984,767	(22,729,414)	23,035,108	381,775	11,672,235
Average
Non-PEO
NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2022	5,307,162	(9,121,282)	5,198,788	92,134	1,476,802
2021	8,155,842	5,887,063	2,751,608	48,479	16,842,992
2020	2,340,307	(3,500,643)	3,681,854	76,996	2,598,514

(3)
Reflects cumulative total stockholder return assuming $100 invested in the Company’s common stock versus the S&P 500
®
index on December 31, 2019 with dividends reinvested. The peer group used for this purpose is the S&P 500
®
index.

(4)
Adjusted EPS as further adjusted for executive compensation purposes is a non-GAAP
measure. For the definition, please refer to the “Definitions of Financial Performance Measures” section on page 51 of the Compensation Discussion and Analysis.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]	NEOs consisted of (i) for 2020 and 2021: Mark C. McGivney, John Q. Doyle, Peter C. Hearn and Martine Ferland; and (ii) for 2022: Mark C. McGivney, John Q. Doyle, Martin South and Martine Ferland.
Peer Group Issuers, Footnote [Text Block]	Reflects cumulative total stockholder return assuming $100 invested in the Company’s common stock versus the S&P 500
®
index on December 31, 2019 with dividends reinvested. The peer group used for this purpose is the S&P 500
®
	index.
PEO Total Compensation Amount	$ 30,924,435	$ 21,519,703	$ 19,695,980
PEO Actually Paid Compensation Amount	$ 23,167,779	89,772,223	19,045,490
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represe
n
ts the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO
NEOs.

PEO
Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted D uring Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO SCT Total (b)	PEO Compensation Actually Paid
2022	30,924,435	(21,613,490)	0	13,856,834	23,167,779
2021	21,519,703	(12,778,669)	0	81,031,189	89,772,223
2020	19,695,980	(11,927,984)	(394,740)	11,672,235	19,045,490

Average Non-PEO NEOs
Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted D uring Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO SCT Total (b)	Average Non-PEO Compensation Actually Paid
2022	8,088,411	(3,308,939)	0	1,476,802	6,256,275
2021	6,997,689	(2,709,151)	(641)	16,842,992	21,130,889
2020	6,256,705	(2,541,224)	(53,245)	2,598,514	6,260,750

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2022	23,997,969	(38,016,232)	27,462,921	412,176	13,856,834
2021	38,469,858	25,484,101	16,789,718	287,512	81,031,189
2020	10,984,767	(22,729,414)	23,035,108	381,775	11,672,235
Average
Non-PEO
NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2022	5,307,162	(9,121,282)	5,198,788	92,134	1,476,802
2021	8,155,842	5,887,063	2,751,608	48,479	16,842,992
2020	2,340,307	(3,500,643)	3,681,854	76,996	2,598,514

Non-PEO NEO Average Total Compensation Amount	$ 8,088,411	6,997,689	6,256,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,256,275	21,130,889	6,260,750
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Represe
n
ts the amount of “Compensation Actually Paid” to our NEOs as computed in accordance with Item 402(v) or Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned or paid to our NEOs during the applicable year. The following tables show the amounts deducted from and added to the Summary Compensation Table total for the PEO and for the average Summary Compensation Table Total for non-PEO
NEOs.

PEO
Fiscal Year	PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted D uring Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to PEO SCT Total (b)	PEO Compensation Actually Paid
2022	30,924,435	(21,613,490)	0	13,856,834	23,167,779
2021	21,519,703	(12,778,669)	0	81,031,189	89,772,223
2020	19,695,980	(11,927,984)	(394,740)	11,672,235	19,045,490

Average Non-PEO NEOs
Fiscal Year	Average Non-PEO Summary Compensation Table (SCT) Total	Additions/ (Subtractions) for Fair Value of Equity Awards Granted D uring Fiscal Year Reported in SCT (a)	Additions/ (Subtractions) for Change in Pension Value Reported in SCT (a)	Adjustments to Average Non-PEO SCT Total (b)	Average Non-PEO Compensation Actually Paid
2022	8,088,411	(3,308,939)	0	1,476,802	6,256,275
2021	6,997,689	(2,709,151)	(641)	16,842,992	21,130,889
2020	6,256,705	(2,541,224)	(53,245)	2,598,514	6,260,750

(a)
Includes the grant date fair value of stock awards and option awards, computed in accordance with FASB ASC Topic 718, as well as the aggregate change in the actuarial present value of the NEOs accumulated benefit under the Company’s defined benefit pension plans.

(b)
Includes the value of equity awards, calculated in accordance with Item 402(v) of Regulation
S-K.
The equity component of CAP is further detailed in the tables below for the Company’s PEO and average non-PEO
NEOs, for fiscal years 2020, 2021 and 2022. We did not report a service cost or prior service cost for the Company’s pension plans.

PEO

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2022	23,997,969	(38,016,232)	27,462,921	412,176	13,856,834
2021	38,469,858	25,484,101	16,789,718	287,512	81,031,189
2020	10,984,767	(22,729,414)	23,035,108	381,775	11,672,235
Average
Non-PEO
NEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested	Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested During the Fiscal Year	Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation	Total Adjustments
2022	5,307,162	(9,121,282)	5,198,788	92,134	1,476,802
2021	8,155,842	5,887,063	2,751,608	48,479	16,842,992
2020	2,340,307	(3,500,643)	3,681,854	76,996	2,598,514

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID ( CAP ) (Dollars in Millions)
Compensation Actually Paid vs. Net Income [Text Block]	NET INCOME (Dollars in Millions)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	PEO AND NON - PEO CAP VS . ADJUSTED EPS GROWTH (Dollars in Millions)
Total Shareholder Return Vs Peer Group [Text Block]	TSR VS. PEER GROUP
Tabular List [Table Text Block]

Most Important Performance Measures (3 to 7 metrics without ranking)
TSR
Adjusted EPS as further adjusted for executive compensation purposes
Operating NOI growth

Total Shareholder Return Amount	$ 156	161	107
Peer Group Total Shareholder Return Amount	135	152	118
Net Income (Loss)	$ 3,050,000,000	$ 3,143,000,000	$ 2,016,000,000
Company Selected Measure Amount	14.6	20.5	7.5
PEO Name	Dan Glaser
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS as further adjusted for executive compensation purposes
Non-GAAP Measure Description [Text Block]	Adjusted EPS as further adjusted for executive compensation purposes is a non-GAAP
	measure. For the definition, please refer to the “Definitions of Financial Performance Measures” section on page 51 of the Compensation Discussion and Analysis.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating NOI growth
Fair Value of Equity Awards Granted During Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,308,939)	$ (2,709,151)	$ (2,541,224)
PEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,613,490)	(12,778,669)	(11,927,984)
PEO [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(394,740)
PEO [Member] | Adjustments to Peo Sct Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,856,834	81,031,189	11,672,235
PEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,997,969	38,469,858	10,984,767
PEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,016,232)	25,484,101	(22,729,414)
PEO [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,462,921	16,789,718	23,035,108
PEO [Member] | Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	412,176	287,512	381,775
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,856,834	81,031,189	11,672,235
Non-PEO NEO [Member] | Change in Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(641)	(53,245)
Non-PEO NEO [Member] | Adjustments to Peo Sct Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,476,802	16,842,992	2,598,514
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During the Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,307,162	8,155,842	2,340,307
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,121,282)	5,887,063	(3,500,643)
Non-PEO NEO [Member] | Change in Fair Value (from Prior YearEnd) of Prior Year Awards that Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,198,788	2,751,608	3,681,854
Non-PEO NEO [Member] | Dividends Paid on Stock or Stock Option Awards Not Otherwise Reflected in Fair Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	92,134	48,479	76,996
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,476,802	$ 16,842,992	$ 2,598,514